FINANCIAL RESULTS, NET	12 Months Ended
Dec. 31, 2022
FINANCIAL RESULTS, NET
FINANCIAL RESULTS, NET

NOTE 25 – FINANCIAL RESULTS, NET

	Years ended December 31,
	2022	2021	2020

	Profit (loss)
Interests on financial debt (*)	(13,217)	(31,052)	(42,245)
Foreign currency exchange effect on financial debts (**)	43,001	91,150	(20,249)
Financial debt renegotiation results	(40)	(4,192)	(10,125)
Total Debt financial expenses	29,744	55,906	(72,619)
Gains (losses) on operations with notes and bonds (***)	(12,683)	2,766	2,749
Other exchange differences	376	13,532	14,516
Other interests, net and other investments results	1,935	(3,191)	(2,138)
Other taxes and bank expenses	(6,960)	(8,333)	(8,027)
Financial expenses on pension benefits	(407)	(438)	(693)
Financial discounts on assets, debts and others	(3,191)	(4,753)	(2,123)
RECPAM	53,164	33,432	16,460
Total other financial results, net	32,234	33,015	20,744
Total financial results, net	61,978	88,921	(51,875)

(*)   Includes ($147), ($736) and ($863) corresponding to net (loss) gains generated by DFI in the years ended December 31, 2022, 2021 and 2020, respectively.

(**) Includes ($1,555), ($3,567) and ($4,478) corresponding to net (loss) gains generated by DFI in the years ended December 31, 2022, 2021 and 2020, respectively.

(***)Includes $214 and $1,958 corresponding to the result related to the decrease in financial assets at amortized cost in the year ended December 31, 2021 and 2020.